Janus Government Money Market Fund | Class T Shares
FUND SUMMARY Janus Government Money Market Fund
INVESTMENT OBJECTIVES
Janus Government Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Government Money Market Fund Class T Shares Class T
Operating Expenses Column [Text]	Class T
Management Fees	0.20%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Government Money Market Fund Class T Shares Class T	Class T Shares	76	237	411	918

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objectives by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the U.S. Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

The Fund will:

• invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

• invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

• maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

PRINCIPAL INVESTMENT RISKS

Market Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield. Over time, the real value of the Fund’s yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s share price or yield to fall.

Collateral Risk. With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.

Money Market Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: First Quarter 2001 1.31% Worst Quarter: Fourth Quarter 2010 0.00%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was 0.00%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Janus Government Money Market Fund Class T Shares Return Before Taxes Class T	Class T Shares	Return Before Taxes	0.02%	2.19%	2.02%	3.18%	Feb. 14, 1995

The 7-day yield on December 31, 2010 was 0.00% for Janus Government Money Market Fund.
Janus Money Market Fund | Class T Shares
FUND SUMMARY Janus Money Market Fund
INVESTMENT OBJECTIVES
Janus Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Money Market Fund Class T Shares Class T
Operating Expenses Column [Text]	Class T
Management Fees	0.20%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.69%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Money Market Fund Class T Shares Class T	Class T Shares	70	221	384	859

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits. The Fund also intends to invest in repurchase agreements including those secured by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the United States Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way.

The Fund will:

• invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

• invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

• maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

PRINCIPAL INVESTMENT RISKS

Market Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield. Over time, the real value of the Fund’s yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s share price or yield to fall.

Collateral Risk. With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to financial services, mortgage markets, and government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.

Money Market Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: First Quarter 2001 1.33% Worst Quarter: Fourth Quarter 2010 0.00%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was 0.00%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Janus Money Market Fund Class T Shares Return Before Taxes Class T	Class T Shares	Return Before Taxes	0.01%	2.30%	2.10%	3.28%	Feb. 14, 1995

The 7-day yield on December 31, 2010 was 0.00% for Janus Money Market Fund.